FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:                June 30, 2003

Check here if Amendment [   ]:  Amendment Number:
This Amendment (check only one):  [   ] is a restatement
                                  [   ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:             Bartlett & Co.
Address:          36 East Fourth Street
                  Cincinnati, OH  45202-3896

13F File Number: 28-1891

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:    Thomas A. Steele
Title:   Vice President, Secretary & Treasurer
Phone:   513-621-4612
Signature                       Place                       Date of Signing



_______________________________________________________________________________
/s/ Thomas A. Steele            Cincinnati, OH              August 12, 2003

Report Type (check only one)

[     ]  13F HOLDINGS REPORT

[ X   ]  13F NOTICE

[     ]  13F COMBINATION REPORT

List of other managers reporting for this manager:

28-1700           Legg Mason, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



                                  FORM 13F SUMMARY PAGE

Report Summary: N/A

Number of Other Included Managers: N/A

Form 13F Information Table Entry Total: N/A

Form 13F Information Table Value Total: N/A

List of Other Included Managers: N/A